RECENT ACCOUNTING PRONOUNCMENTS (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Accounting Changes and Error Corrections [Abstract]
Debt Issuance Cost	$ 0.4	$ 0.7